LEASES - Narrative (Details) $ in Thousands	Dec. 31, 2024 USD ($)
2024
Disclosure of maturity analysis of operating lease payments [line items]
Lease not yet commenced, amount	$ 1,968
2025
Disclosure of maturity analysis of operating lease payments [line items]
Lease not yet commenced, amount	1,968
2026
Disclosure of maturity analysis of operating lease payments [line items]
Lease not yet commenced, amount	1,968
2027
Disclosure of maturity analysis of operating lease payments [line items]
Lease not yet commenced, amount	1,968
2028
Disclosure of maturity analysis of operating lease payments [line items]
Lease not yet commenced, amount	$ 1,968